Impairment losses and goodwill - Impairment - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	€ (817)	€ (3,702)
Romania
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	(789)
Mobile Financial Services
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill	(28)
Impairment loss	€ 49
Spain, operating segment
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment of goodwill		€ (3,702)